Balance Sheet Disclosures	12 Months Ended
Jun. 30, 2020
Balance Sheet Disclosures [Abstract]
Balance Sheet Disclosures

Note 4 - Balance Sheet Disclosures

Prepaid expenses and other current assets as of June 30, 2020 and 2019 consisted of the following:

	2020	2019
Software and technology	$571,695	$237,930
Professional services, dues, and subscriptions	473,731	169,804
Insurance	105,814	159,940
Rental deposit	38,303	10,000
Other	25,798	—
Total Prepaid Expenses and Other Current Assets	$1,215,341	$577,674

Accounts payable and accrued liabilities as of June 30, 2020 and 2019 consisted of the following:

	2020	2019
Accounts payable	$1,443,895	$1,317,566
Professional fees	2,273,659	49,205
Sales taxes	59,825	36,358
Compensation	260,042	354,724
Contractors	782,366	19,557
Other	42,141	40,706
Total accounts payable and accrued liabilities	$4,861,928	$1,818,116

The accrued compensation includes accrued executive bonuses of $128,000 and $215,000 as of June 30, 2020, and 2019, respectively.